Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (11,489)	$ (16,609)	$ (7,019)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on sale of property and equipment			18
Depreciation and amortization	912	1,038	1,102
Accrued interest	(15)	(11)	(28)
Share-based compensation to employees and consultants	999	1,719	1,937
Exchange differences on cash and cash equivalents and restricted cash	(80)	142	379
Changes in assets and liabilities:
Decrease (increase) in trade receivables	149	(150)	9
Decrease (increase) in inventories	(129)	280	749
Decrease (increase) in other receivables and prepaid expenses	210	(40)	150
Decrease in operating lease right-of-use assets	666	651	527
Decrease in trade payables	(260)	(110)	(153)
Decrease in operating lease liabilities	(336)	(650)	(638)
Increase in accrued liabilities and other payables	(46)	(353)	204
Net cash used in operating activities	(9,419)	(14,093)	(2,763)
Cash flows from investing activities:
Purchase of property and equipment	(28)	(483)	(954)
Investment in restricted deposits		(57)	(270)
Proceeds from sale of property and equipment	1	1	68
Net cash used in investing activities	(27)	(539)	(1,156)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants less issuance expenses	3,102
Exercise of options and warrants into shares		9	1,108
Net cash provided by financing activities	3,102	9	1,108
Effect of exchange rate changes on cash and cash equivalents and restricted cash	26	(142)	(379)
Net decrease in cash and cash equivalents	(6,318)	(14,765)	(3,190)
Cash and cash equivalents at the beginning of the year	11,909	26,674	29,864
Cash and cash equivalents at the end of the year	5,591	11,909	26,674
Supplemental discloser of non-cash activities:
Right of use assets recognized with corresponding lease liabilities	101	572	886
Capitalization of Share-based compensation to inventory	4	6	33
Supplemental discloser of cash activities:
Cash paid during the year for taxes	$ 16	$ 62	$ 8